Summary of Significant Accounting Policies - Summarizes Change in Capitalized Dry-Docking Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	$ 429,987
Gain (loss) on sale and (write-down) of assets (note 13)	10,360	$ 8,888	$ (92,368)
Balance at the end of the year	929,237	429,987
Dry-Docking Activity
Property, Plant and Equipment [Roll Forward]
Balance at the beginning of the year	51,474	62,914	67,527
Costs incurred for dry docking	15,483	15,792	23,042
Dry-dock amortization	(25,245)	(26,666)	(27,123)
Gain (loss) on sale and (write-down) of assets (note 13)	(1,139)	(566)	(532)
Balance at the end of the year	$ 40,573	$ 51,474	$ 62,914